Inventories (Tables)	12 Months Ended
Apr. 03, 2022
Inventories [Abstract]
Schedule of Inventories

	April 3, 2022	March 28, 2021
	$	$
Raw materials	71.3	63.8
Work in progress	14.9	18.6
Finished goods	307.1	259.9
Total inventories at the lower of cost and net realizable value	393.3	342.3

Schedule of Cost of Sales
Amounts charged to cost of sales comprise the following:

	Year ended
	April 3, 2022	March 28, 2021	March 29, 2020
	$	$	$
Cost of goods manufactured	350.1	334.9	352.4
Depreciation and amortization included in costs of sales	14.7	14.8	12.4
	364.8	349.7	364.8